GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional, Class IR and Class R6 Shares of the

Goldman Sachs Income Builder Fund (the “Fund”)

Supplement dated May 3, 2016 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”),

each dated February 26, 2016, as supplemented to date

Effective immediately, Lale Topcuoglu no longer serves as a portfolio manager for the Fund. Accordingly, all references to Ms. Topcuoglu in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

DIVFO1PMSTK 05-16